LONG-TERM DEBT, NET (2022 7.000% Studio City Secured Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 16, 2022	Dec. 31, 2022	Dec. 31, 2021
Long-term Debt [Line Items]
Total long-term debt		$ 2,450,128	$ 2,100,128
2022 7.000% Studio City Secured Notes, due 2027 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt	$ 350,000
Interest rate per annum	7.00%
Maturity date		Feb. 15, 2027
Purchase price as percentage of principal	100.00%
Net assets restricted from distribution		$ 821,000
2022 7.000% Studio City Secured Notes, due 2027 [Member] | Senior Notes [Member] | Prior to February 15, 2024 [Member]
Long-term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%